Employee Benefit Plans - Plan Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	$ 138,000,000	$ 177,000,000	$ 204,000,000
U.S.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	9,137,000,000	7,942,000,000
U.S. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	2,831,000,000	2,370,000,000
U.S. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	1,067,000,000	851,000,000
U.S. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	57,000,000	54,000,000
U.S. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	5,182,000,000	4,667,000,000
Int'l.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	3,398,000,000	3,286,000,000
Int'l. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	505,000,000	515,000,000
Int'l. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	625,000,000	483,000,000
Int'l. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	81,000,000	123,000,000
Int'l. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	2,187,000,000	2,165,000,000
U.S. | U.S.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	1,691,000,000	1,358,000,000
U.S. | U.S. | Company's Own Stock
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
U.S. | U.S. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	1,689,000,000	1,358,000,000
U.S. | U.S. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	1,000,000	0
U.S. | U.S. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	1,000,000	0
U.S. | U.S. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
U.S. | Int'l.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	188,000,000	164,000,000
U.S. | Int'l. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	188,000,000	164,000,000
U.S. | Int'l. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
U.S. | Int'l. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
U.S. | Int'l. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
International | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	1,000,000	0	0
International | U.S.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	1,128,000,000	946,000,000
International | U.S. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	1,128,000,000	946,000,000
International | U.S. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
International | U.S. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
International | U.S. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
International | Int'l.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	124,000,000	120,000,000
International | Int'l. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	124,000,000	120,000,000
International | Int'l. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
International | Int'l. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
International | Int'l. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Collective Trusts/Mutual Funds | U.S.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	1,269,000,000	1,695,000,000
Collective Trusts/Mutual Funds | U.S. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	4,000,000	4,000,000
Collective Trusts/Mutual Funds | U.S. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Collective Trusts/Mutual Funds | U.S. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Collective Trusts/Mutual Funds | U.S. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	1,265,000,000	1,691,000,000
Collective Trusts/Mutual Funds | Int'l.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	95,000,000	87,000,000
Collective Trusts/Mutual Funds | Int'l. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	6,000,000	6,000,000
Collective Trusts/Mutual Funds | Int'l. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Collective Trusts/Mutual Funds | Int'l. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Collective Trusts/Mutual Funds | Int'l. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	89,000,000	81,000,000
Government | U.S.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	82,000,000	110,000,000
Government | U.S. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Government | U.S. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	82,000,000	110,000,000
Government | U.S. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Government | U.S. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Government | Int'l.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	172,000,000	185,000,000
Government | Int'l. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	101,000,000	127,000,000
Government | Int'l. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	71,000,000	58,000,000
Government | Int'l. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Government | Int'l. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Corporate | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0	1,000,000
Corporate | U.S.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	964,000,000	680,000,000
Corporate | U.S. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Corporate | U.S. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	964,000,000	680,000,000
Corporate | U.S. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Corporate | U.S. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Corporate | Int'l.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	431,000,000	343,000,000
Corporate | Int'l. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	4,000,000	15,000,000
Corporate | Int'l. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	427,000,000	328,000,000
Corporate | Int'l. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Corporate | Int'l. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Bank Loans | U.S.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	5,000,000	45,000,000
Bank Loans | U.S. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Bank Loans | U.S. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	5,000,000	45,000,000
Bank Loans | U.S. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Bank Loans | U.S. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Bank Loans | Int'l.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Bank Loans | Int'l. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Bank Loans | Int'l. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Bank Loans | Int'l. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Bank Loans | Int'l. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Mortgage/Asset Backed | U.S.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	1,000,000	1,000,000
Mortgage/Asset Backed | U.S. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Mortgage/Asset Backed | U.S. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	1,000,000	1,000,000
Mortgage/Asset Backed | U.S. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Mortgage/Asset Backed | U.S. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Mortgage/Asset Backed | Int'l.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	5,000,000	4,000,000
Mortgage/Asset Backed | Int'l. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Mortgage/Asset Backed | Int'l. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	5,000,000	4,000,000
Mortgage/Asset Backed | Int'l. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Mortgage/Asset Backed | Int'l. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Collective Trusts/Mutual Funds | U.S.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	2,293,000,000	1,616,000,000
Collective Trusts/Mutual Funds | U.S. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Collective Trusts/Mutual Funds | U.S. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Collective Trusts/Mutual Funds | U.S. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Collective Trusts/Mutual Funds | U.S. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	2,293,000,000	1,616,000,000
Collective Trusts/Mutual Funds | Int'l.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	1,819,000,000	1,750,000,000
Collective Trusts/Mutual Funds | Int'l. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Collective Trusts/Mutual Funds | Int'l. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Collective Trusts/Mutual Funds | Int'l. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Collective Trusts/Mutual Funds | Int'l. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	1,819,000,000	1,750,000,000
Mixed Funds | U.S.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Mixed Funds | U.S. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Mixed Funds | U.S. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Mixed Funds | U.S. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Mixed Funds | U.S. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Mixed Funds | Int'l.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	85,000,000	87,000,000
Mixed Funds | Int'l. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	8,000,000	14,000,000
Mixed Funds | Int'l. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	77,000,000	73,000,000
Mixed Funds | Int'l. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Mixed Funds | Int'l. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Real Estate | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	38,000,000	42,000,000
Real Estate | U.S.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	1,087,000,000	1,184,000,000
Real Estate | U.S. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Real Estate | U.S. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Real Estate | U.S. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Real Estate | U.S. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	1,087,000,000	1,184,000,000
Real Estate | Int'l.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	147,000,000	198,000,000
Real Estate | Int'l. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Real Estate | Int'l. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	24,000,000	0
Real Estate | Int'l. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	38,000,000
Real Estate | Int'l. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	123,000,000	160,000,000
Alternative Investments | U.S.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Alternative Investments | U.S. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Alternative Investments | U.S. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Alternative Investments | U.S. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Alternative Investments | U.S. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Alternative Investments | Int'l.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	9,000,000	0
Alternative Investments | Int'l. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Alternative Investments | Int'l. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	9,000,000	0
Alternative Investments | Int'l. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Alternative Investments | Int'l. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Cash and Cash Equivalents | U.S.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	548,000,000	200,000,000
Cash and Cash Equivalents | U.S. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	12,000,000	25,000,000
Cash and Cash Equivalents | U.S. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Cash and Cash Equivalents | U.S. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Cash and Cash Equivalents | U.S. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	536,000,000	175,000,000
Cash and Cash Equivalents | Int'l.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	81,000,000	80,000,000
Cash and Cash Equivalents | Int'l. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	74,000,000	69,000,000
Cash and Cash Equivalents | Int'l. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	1,000,000	2,000,000
Cash and Cash Equivalents | Int'l. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Cash and Cash Equivalents | Int'l. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	6,000,000	9,000,000
Other | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	137,000,000	139,000,000	$ 161,000,000
Other | U.S.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	69,000,000	107,000,000
Other | U.S. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	(2,000,000)	37,000,000
Other | U.S. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	14,000,000	15,000,000
Other | U.S. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	56,000,000	54,000,000
Other | U.S. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	1,000,000	1,000,000
Other | Int'l.
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	242,000,000	268,000,000
Other | Int'l. | Level 1
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	0	0
Other | Int'l. | Level 2
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	11,000,000	18,000,000
Other | Int'l. | Level 3
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	81,000,000	85,000,000
Other | Int'l. | NAV
Fair Value Measurements of Company's Pension Plans
Fair value of plan assets	$ 150,000,000	$ 165,000,000